Synthetic GICs (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	$ 2,267,970,610	$ 2,271,585,254
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	2,267,970,610	2,271,585,254
Unrealized Gains/(Losses)	(78,898,122)	(160,166,355)
Market Value of Underlying Assets	2,189,072,488	2,111,418,899
Synthetic GICs | VOYA Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	453,351,221	454,221,030
Unrealized Gains/(Losses)	(16,129,437)	(32,508,939)
Market Value of Underlying Assets	437,221,784	421,712,091
Synthetic GICs | Prudential Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	453,760,561	454,378,334
Unrealized Gains/(Losses)	(15,715,204)	(31,871,884)
Market Value of Underlying Assets	438,045,357	422,506,450
Synthetic GICs | Metlife Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	453,834,486	454,427,937
Unrealized Gains/(Losses)	(15,334,283)	(31,482,776)
Market Value of Underlying Assets	438,500,203	422,945,161
Synthetic GICs | Transamerica Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	453,417,880	454,242,001
Unrealized Gains/(Losses)	(16,052,405)	(32,391,315)
Market Value of Underlying Assets	437,365,475	421,850,686
Synthetic GICs | Pacific Life Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments at contract value	453,606,462	454,315,952
Unrealized Gains/(Losses)	(15,666,793)	(31,911,441)
Market Value of Underlying Assets	$ 437,939,669	$ 422,404,511